Condensed Statements of Cash Flows (USD $)	12 Months Ended		92 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash Flows From Operating Activities:
Net Loss	$ (7,467,685)	$ (1,602,921)	$ (16,305,358)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	5,888	5,583	17,294
Gain on forgiveness of debt	(6,775)	0	(6,775)
Stock issuable for services	0	0	22,000
Loss on settlement of accrued payroll - related party	5,187,800	0	5,187,800
Change in Fair Value of Derivative Liability	0	0	2,790,703
Stock issued for services	0	550,000	1,458,180
Warrants issued to employees	0	0	126,435
Warrants issued to consultants	1,132,899	400,000	1,700,899
Deferred compensation realized	0	0	200,000
Bad debt expense	6,238	0	6,238
Changes in operating assets and liabilities:
(Decrease) in interest receivable	(46)	0	(46)
(Increase) Decrease in prepaid expenses	527	(2,270)	(1,743)
Increase in accrued expenses and other payables - related party	223,749	235,377	1,593,349
Increase in accounts payable	117,251	(148,691)	446,477
Net Cash Used In Operating Activities	(800,154)	(562,922)	(2,764,547)
Cash Flows From Investing Activities:
Loan receivable	0	0	(6,000)
Interest receivable	0	(192)	(192)
Purchase of Fixed Assets and Domain Name	(3,473)	0	(31,387)
Net Cash Used In Investing Activities	(3,473)	(192)	(37,579)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - Stockholder	150,000	0	150,000
Repayments of Notes Payable - Stockholder	(150,000)	0	(150,000)
Proceeds from issuance of convertible note	0	0	120,000
Repayments of loan payable	(4,774)	(3,513)	3,980
Proceeds from issuance of common stock	1,050,000	425,000	2,973,527
Net Cash Provided by Financing Activities	1,045,226	421,487	3,097,507
Net Increase (Decrease) in Cash	241,599	(141,627)	295,381
Cash at Beginning of Period	53,782	195,409	0
Cash at End of Period	295,381	53,782	295,381
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0
Cash paid for taxes	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	400,000	0	2,969,838
Shares issued for settlement of accrued payroll - related party	30,000	0	30,000
Shares issued in connection with convertible note payable	0	0	115,000
Beneficial conversion feature on convertible notes and related debt discount	$ 0	$ 0	$ 120,000